Intangible Assets	6 Months Ended
Jun. 30, 2020
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible Assets

NOTE 5 – INTANGIBLE ASSETS

Intangible assets as of June 30, 2020 and December 31, 2019 consisted of the following:

	Cost	Accumulated Amortization	Net Book Value
Favorable lease terms December 31, 2019	$83,716	$(80,550)	$3,166
Additions	—	(583)	(583)

Favorable lease terms June 30, 2020	$83,716	$(81,133)	$2,583

Amortization expense of favorable lease terms for each of the periods ended June 30, 2020 and 2019 is presented in the following table:

	Three Month Period Ended		Six Month Period Ended
	June 30, 2020	June 30, 2019	June 30, 2020	June 30, 2019
Favorable lease terms	$ (292)	$ (291)	$ (583)	$ (583)

Total	$ (292)	$ (291)	$ (583)	$ (583)

The aggregate amortization of the intangibles for the 12-month periods ended June 30 is estimated to be as follows:

Year	Amount
2021	1,166
2022	1,166
2023	251
2024 and thereafter	—

Total	$2,583

Intangible assets subject to amortization are amortized using straight line method over their estimated useful lives to their estimated residual value of zero. The weighted average useful lives are 11.8 years for the remaining favorable lease terms, at inception.